Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
	2017	2016	2015

Consolidated net profit attributable to equity holders of the Company	1,579,836	8,520,427	13,651,933
Less: cumulative distribution of perpetual corporate bonds	68,600	-	-

Consolidated net profit attributable to ordinary Shareholders of the Company	1,511,236	8,520,427	13,651,933

Weighted average number of the Company's outstanding ordinary shares ('000)*	15,200,383	15,200,383	14,485,383
Basic and diluted earnings per share (RMB)	0.10	0.56	0.94

Weighted average number of ordinary shares
	2017	2016	2015
	'000	'000	'000

Issued ordinary shares at 1 January	15,200,383	15,200,383	14,420,383
Effect of share issue	-	-	65,000

Weighted average number of
ordinary shares at 31 December	15,200,383	15,200,383	14,485,383